Loss Per Share - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021
Reverse Recapitalization [Member] | GHL [Member] | GHI Share [Member]
Exchange Ratio [Line Items]
Conversion Ratio Common Stock	1.3032888